Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Mar. 31, 2018
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Equity in Affiliates and Joint Ventures

Honda’s equity in affiliates and joint ventures as of March 31, 2017 and 2018 is as follows:

	Yen (millions)
	2017	2018
Investments accounted for using the equity method:
Affiliates	¥320,786	¥359,784
Joint ventures	276,476	319,733

Total	¥597,262	¥679,517

Honda’s equity of undistributed earnings:
Affiliates	¥223,749	¥261,296
Joint ventures	193,046	230,387

Total	¥416,795	¥491,683

Share of Comprehensive Income of Affiliates and Joint Ventures

Honda’s share of comprehensive income of affiliates and joint ventures for the years ended March 31, 2016, 2017 and 2018 is as follows:

	Yen (millions)
	2016	2017	2018
Profit for the year:
Affiliates	¥8,538	¥9,626	¥45,501
Joint ventures	117,463	155,167	202,142

Total	¥126,001	¥164,793	¥247,643

Other comprehensive income:
Affiliates	¥(12,096)	¥(6,560)	¥4,983
Joint ventures	(25,769)	(12,822)	7,325

Total	¥(37,865)	¥(19,382)	¥12,308

Comprehensive income for the year:
Affiliates	¥(3,558)	¥3,066	¥50,484
Joint ventures	91,694	142,345	209,467

Total	¥88,136	¥145,411	¥259,951

Combined Financial Information of Affiliates and Joint Ventures

Combined financial information in respect of affiliates and joint ventures as of March 31, 2017 and 2018, and for the years ended March 31, 2016, 2017 and 2018 is as follows:

(Affiliates)

	Yen (millions)
For the year ended March 31, 2016	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Sales revenue	¥219,265	¥2,708,831	¥6,818	¥2,934,914
Profit for the year	13,780	91,316	1,147	106,243

	Yen (millions)
As of and for the year ended March 31, 2017	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥65,944	¥1,033,934	¥7,811	¥1,107,689
Non-current assets	31,542	1,153,112	24,229	1,208,883

Total assets	97,486	2,187,046	32,040	2,316,572

Current liabilities	30,556	665,251	2,653	698,460
Non-current liabilities	5,922	273,264	1,355	280,541

Total liabilities	36,478	938,515	4,008	979,001

Total equity	¥61,008	¥1,248,531	¥28,032	¥1,337,571

Sales revenue	¥158,174	¥2,515,601	¥6,724	¥2,680,499
Profit for the year	10,112	60,145	973	71,230

	Yen (millions)
As of and for the year ended March 31, 2018	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥56,573	¥1,091,352	¥8,190	¥1,156,115
Non-current assets	29,300	1,078,735	22,481	1,130,516

Total assets	85,873	2,170,087	30,671	2,286,631

Current liabilities	25,806	614,762	2,399	642,967
Non-current liabilities	5,638	231,325	1,280	238,243

Total liabilities	31,444	846,087	3,679	881,210

Total equity	¥54,429	¥1,324,000	¥26,992	¥1,405,421

Sales revenue	¥168,229	¥2,589,380	¥6,777	¥2,764,386
Profit for the year	11,115	99,119	1,001	111,235

(Joint ventures)

	Yen (millions)
For the year ended March 31, 2016	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Sales revenue	¥706,527	¥2,962,929	¥4,069	¥3,673,525
Profit for the year	47,248	196,796	149	244,193

	Yen (millions)
As of and for the year ended March 31, 2017	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥214,096	¥1,054,611	¥2,395	¥1,271,102
Non-current assets	106,989	257,843	624	365,456

Total assets	321,085	1,312,454	3,019	1,636,558

Current liabilities	179,948	860,100	859	1,040,907
Non-current liabilities	8,624	41,868	1,035	51,527

Total liabilities	188,572	901,968	1,894	1,092,434

Total equity	¥132,513	¥410,486	¥1,125	¥544,124

Sales revenue	¥671,227	¥3,038,643	¥4,796	¥3,714,666
Profit for the year	58,585	250,451	380	309,416

	Yen (millions)
As of and for the year ended March 31, 2018	Motorcycle Business	Automobile Business	Power Product and Other Businesses	Total
Current assets	¥208,510	¥1,219,060	¥2,736	¥1,430,306
Non-current assets	106,351	285,869	600	392,820

Total assets	314,861	1,504,929	3,336	1,823,126

Current liabilities	176,486	930,759	759	1,108,004
Non-current liabilities	9,884	73,508	1,190	84,582

Total liabilities	186,370	1,004,267	1,949	1,192,586

Total equity	¥128,491	¥500,662	¥1,387	¥630,540

Sales revenue	¥701,676	¥3,835,476	¥5,151	¥4,542,303
Profit for the year	56,733	347,661	337	404,731